Cash and cash equivalents	12 Months Ended
Mar. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents	20. Cash and cash equivalents

Cash and cash equivalents include cash balances, together with short-term investments with an original maturity of less than three months that are readily convertible to cash.
Net cash and cash equivalents reflected in the cash flow statement are net of bank overdrafts, which are reported in borrowings. The carrying amounts of cash and cash equivalents and bank overdrafts approximate their fair values.
Cash at bank earns interest at floating rates based on daily bank deposit rates. Short-term deposits are made for periods varying between one day and three months, depending on the immediate cash requirements, and earn interest at the respective short-term deposit rates.
Cash and cash equivalents held in currencies other than sterling have been converted into sterling at year-end exchange rates. For further information on currency exposures, refer to note 32(c).
Cash and cash equivalents at 31 March 2024 include £11 million (2023: £37 million) that is restricted. The restricted cash balances include amounts required to be maintained for insurance purposes and cash balances that can only be used for low-carbon network fund projects.

	2024	2023
	£m	£m
Cash at bank	259	163
Short-term deposits	300	—
Cash and cash equivalents	559	163